Acquisition of Subsidiaries - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 03, 2019 AUD ($)	Apr. 24, 2018 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 10, 2018 USD ($)	Mar. 06, 2018	Feb. 27, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		100.00%
Total consideration		$ 241,200
Financial assets recognised as of acquisition date		162,500
Identifiable intangible assets recognised as of acquisition date		$ 267,300
Deferred contingent payment				$ 0	$ 77,628
BetEasy
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		18.00%			18.00%		80.00%	62.00%
Total consideration		$ 229,200
Financial assets recognised as of acquisition date								$ 58,800
Identifiable intangible assets recognised as of acquisition date								102,400
Fair value of this non-controlling interest								1,000
Goodwill recognised as of acquisition date								59,900
Deferred contingent payment	$ 100
Proportion of ownership interests held by non-controlling interests	20.00%
BetEasy | Put-call option
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
BetEasy | Put Option Deed
Disclosure of detailed information about business combination [line items]
Total consideration								$ 117,700
William Hill Australia
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		100.00%
Goodwill recognised as of acquisition date		$ 78,700
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration				400
Increase (decrease) in goodwill				$ 400
SBG
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired						100.00%
Total consideration						$ 3,240,000
Financial assets recognised as of acquisition date						808,700
Identifiable intangible assets recognised as of acquisition date						3,040,000
Goodwill recognised as of acquisition date						$ 2,430,000
Forecast | BetEasy
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired			20.00%	20.00%
Deferred contingent payment			$ 151
Proportion of ownership interests held by non-controlling interests			20.00%
Term to acquire remaining interest			90 days
Business Acquisition, Liability To Acquire Interest | BetEasy
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	20.00%